UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6397

Fidelity California Municipal Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2018

Item 1.

Reports to Stockholders

Fidelity® California AMT Tax-Free Money Market Fund Fidelity® California AMT Tax-Free Money Market Fund Institutional Class Service Class Semi-Annual Report August 31, 2018

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of August 31, 2018

Days	% of fund's investments 8/31/18
1 - 7	75.5
8 - 30	6.3
31 - 60	10.1
61 - 90	5.6
91 - 180	0.7
> 180	1.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of August 31, 2018
Variable Rate Demand Notes (VRDNs)	15.5%
Tender Option Bond	44.4%
Other Municipal Security	30.2%
Investment Companies	9.3%
Net Other Assets (Liabilities)	0.6%

Current 7-Day Yields

8/31/18
Fidelity® California AMT Tax-Free Money Market Fund	1.20%
Institutional Class	1.30%
Service Class	1.05%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2018, the most recent period shown in the table, would have been 1.25% for Institutional Class and 1.01% for Service Class .

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 15.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.68% 9/7/18, VRDN (a)	$1,500	$1,500
West Jefferson Indl. Dev. Series 2008, 1.68% 9/7/18, VRDN (a)	3,400	3,400
		4,900
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.61% 9/7/18, VRDN (a)	1,150	1,150
California - 14.4%
California Gen. Oblig. Series 2005 B7, 1.2% 9/4/18, LOC Barclays Bank PLC, VRDN (a)	13,805	13,805
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 1.46% 9/7/18, LOC Mizuho Corporate Bank Ltd., VRDN (a)	39,700	39,700
Series 2005 H, 1.35% 9/7/18, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	34,535	34,535
Series 2005 I, 1.46% 9/7/18, LOC Mizuho Corporate Bank Ltd., VRDN (a)	50,500	50,500
Series 2009 H, 1.33% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)	8,420	8,420
(Children's Hosp. of Orange County Proj.):
Series 2009 C, 1.47% 9/7/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,000	2,000
Series 2009 D, 1.47% 9/7/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)	10,890	10,890
(Stanford Hosp. and Clinics Proj.) Series 2008 B1, 1.42% 9/7/18, VRDN (a)	15,600	15,600
California Hsg. Fin. Agcy. Rev. Series 2001 F, 1.37% 9/7/18, LOC Citibank NA, VRDN (a)	3,715	3,715
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Air Products & Chemicals Proj.) Series 2008 B, 1.53% 9/4/18, VRDN (a)	4,500	4,500
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 1.56% 9/7/18, LOC Bank of America NA, VRDN (a)	26,600	26,600
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 2002, 1.35% 9/4/18 (Chevron Corp. Guaranteed), VRDN (a)	6,500	6,500
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 1.45% 9/7/18, LOC Bank of America NA, VRDN (a)	24,790	24,790
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 1.33% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)	1,950	1,950
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 1.52% 9/7/18, LOC Bank of America NA, VRDN (a)	13,095	13,095
San Diego Hsg. Auth. Multi-family Hsg. Rev. Series 2017 A, 1.33% 9/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	9,800	9,800
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2018 B, 1.36% 9/7/18, LOC Barclays Bank PLC, VRDN (a)	18,515	18,515
San Francisco City & County Multi-family Hsg. Rev.:
Series 2017 B1, 1.32% 9/7/18, LOC Bank of America NA, VRDN (a)	27,095	27,095
Series 2017 B2, 1.32% 9/7/18, LOC Bank of America NA, VRDN (a)	12,000	12,000
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 1.35% 9/7/18, LOC Bank of America NA, VRDN (a)(b)	21,690	21,690
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 1.51% 9/7/18, LOC Bank of America NA, VRDN (a)	1,415	1,415
FHLMC Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Grand Promenade Proj.) 1.48% 9/7/18, LOC Freddie Mac, VRDN (a)	41,100	41,100
		388,215
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.79% 9/7/18, VRDN (a)	600	600
Series 1999 A, 1.68% 9/7/18, VRDN (a)	800	800
		1,400
Indiana - 0.2%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.67% 9/7/18, VRDN (a)	3,300	3,300
Series I, 1.67% 9/7/18, VRDN (a)	1,200	1,200
		4,500
Louisiana - 0.6%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.73% 9/7/18, VRDN (a)	10,450	10,450
Series 2010 B1, 1.73% 9/7/18, VRDN (a)	6,750	6,750
		17,200
Wyoming - 0.1%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.66% 9/7/18, VRDN (a)	300	300
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 A, 1.6% 9/7/18, VRDN (a)	800	800
Series 1992 B, 1.6% 9/7/18, VRDN (a)	400	400
		1,500
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $418,865)		418,865

Tender Option Bond - 44.4%
California - 42.9%
Canada Calif Unified School District Participating VRDN Series Floaters XF 26 42, 1.56% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	4,300	4,300
Academy of Motion Picture Arts Participating VRDN Series 2017, 1.56% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,370	1,370
Alameda Corridor Trans. Auth. Rev. Participating VRDN Series Floaters XL 00 85, 1.56% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,960	1,960
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series 16 XM 0234, 1.57% 9/7/18 (Liquidity Facility Bank of America NA) (a)(c)	5,000	5,000
Series 17 XX 1045, 1.54% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	13,335	13,335
Series II R 11901, 1.51% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	6,435	6,435
Cabrillo Unified School District Participating VRDN Series 2017 XF 2434, 1.58% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,760	5,760
California Dept. of Wtr. Resources Participating VRDN Series MS 3276, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000	5,000
California Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 XM 0146, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,320	1,320
Series Floaters XF 05 58, 1.56% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	8,800	8,800
Series Floaters XF 22 71, 1.54% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	4,100	4,100
Series Floaters XF 23 77, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,240	6,240
Series MS 3144, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,977	1,977
Series XF 24 00, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	800	800
California Gen. Oblig. Participating VRDN:
Floater Series XF 05 80, 1.56% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	5,150	5,150
Series 15 XF2171, 1.52% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	11,240	11,240
Series 2017 XF 2414, 1.52% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,000	3,000
Series 2017 XG 0115, 1.52% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	5,300	5,300
Series Floaters G1, 1.56% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,000	4,000
Series Floaters G2, 1.56% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,000	5,000
Series Floaters XF 05 79, 1.56% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	6,600	6,600
Series Floaters XF 10 38, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	44,750	44,750
Series Floaters XF 23 72, 1.52% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	4,200	4,200
Series Floaters XM 05 50, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank)(a)(c)	5,555	5,555
Series Floaters XX 10 57, 1.54% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,335	3,335
Series Floaters YX 10 84, 1.54% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,500	7,500
Series Floaters YX 10 90, 1.54% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,825	2,825
Series Floaters ZM 06 04, 1.57% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,500	2,500
Series Floaters ZM 06 05, 1.57% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,000	2,000
Series Floaters ZM 06 08, 1.57% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,575	4,575
California Health Facilities Fing. Auth.:
Bonds Series Floaters G 44, 0.002% x SIFMA Municipal Swap Index 1.71%, tender 11/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	2,500	2,500
Participating VRDN:
Series 16 XG 00 49, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,200	2,200
Series 16 ZF0426, 1.56% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,280	4,280
Series 2017 XF 2048, 1.52% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,700	2,700
Series 2017 XF 2417, 1.57% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	15,375	15,375
Series 2017, 1.57% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	15,030	15,030
Series Floaters 013, 1.71% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	10,485	10,485
Series Floaters XF 05 23, 1.56% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,625	5,625
Series Floaters XF 06 08, 1.56% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,365	4,365
Series Floaters XF 06 22, 1.56% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	9,405	9,405
Series Floaters XF 06 33, 1.56% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	9,000	9,000
Series Floaters XF 24 67, 1.58% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	20,000	20,000
Series Floaters XF 24 71, 1.52% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
Series Floaters XF 25 06, 1.57% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000	5,000
Series Floaters XF 25 95, 1.51% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,600	3,600
Series Floaters XG 01 20, 1.53% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	23,500	23,500
Series Floaters XG 01 25, 1.56% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,755	6,755
Series Floaters XG 01 28, 1.52% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,665	2,665
Series Floaters XG 01 41, 1.57% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,425	8,425
Series Floaters XG 01 44, 1.54% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	24,600	24,600
Series Floaters XL 00 45, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,620	1,620
Series Floaters ZF 26 33, 1.58% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,345	7,345
Series Floaters ZM 05 02, 1.58% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000	5,000
Series Floaters ZM 05 43, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000	4,000
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 15 XF0120, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	17,320	17,320
Series 15 XF0131, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	15,235	15,235
Series 16 ZF0212, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,935	2,935
Series 2015 ZF0213, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Series Floaters XG 01 04, 1.58% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	10,300	10,300
Series Floaters XM 03 01, 1.56% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	8,000	8,000
Series MS 3239, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,200	2,200
Series MS 3267, 1.59% 9/7/18 (Liquidity Facility Cr. Suisse AG) (a)(c)	6,000	6,000
Series MS 3389, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000	4,000
Series TD 0036, 1.56% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	7,105	7,105
California Muni. Fin. Auth. Rev. Participating VRDN Series Floaters XL 00 59, 1.56% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,200	1,200
California St. Univ. Rev. Participating VRDN Series XM 0306, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	975	975
California State Univ. Rev. Participating VRDN:
Series Floaters XF 05 54, 1.56% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	5,760	5,760
Series Floaters XF 24 41, 1.52% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
Series Floaters ZF 06 73, 1.58% 9/7/18 (Liquidity Facility Bank of America NA) (a)(c)	1,200	1,200
Series Floaters ZF 26 24, 1.57% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000	5,000
Series Floaters ZF 26 60, 1.58% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,300	9,300
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN:
Series 2017:
1.56% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,800	1,800
1.68% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	5,200	5,200
Series ROC II R 14001, 1.52% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,375	2,375
Series XF 23 59, 1.56% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	825	825
Chaffey Unified High School District Participating VRDN:
Series Floaters XF 05 48, 1.59% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(f)	2,200	2,200
Series Floaters ZM 05 85, 1.59% 9/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	1,750	1,750
Coast Cmnty. College District Participating VRDN Series Floaters G7, 1.56% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,000	5,000
Culver City California Unified School District Participating VRDN Series Solar 17 10, SIFMA Municipal Swap Index + 0.030% 1.45% 9/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	11,920	11,920
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.71% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	72,485	72,485
Dublin Unified School District Bonds Series Solar 0062, SIFMA Municipal Swap Index + 0.030% 1.59%, tender 9/6/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	5,135	5,135
East Bay Muni. Util. District Participating VRDN Series XM 02 94, 1.56% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	10,100	10,100
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN:
Series Floaters ZM 05 98, 1.57% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,500	2,500
Series Floaters ZM 06 03, 1.51% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	6,750	6,750
Eastern Muni. Wtr. District Fing. W Participating VRDN:
Series Floaters XF 24 48, 1.51% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,400	2,400
Series Floaters ZM 05 10, 1.53% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	5,000	5,000
El Camino Hosp. Participating VRDN Series 2017 XF 2415, 1.56% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,575	3,575
Elk Grove Unified School District Participating VRDN Series Floaters XG 01 27, 1.58% 9/7/18 (Liquidity Facility Bank of America NA) (a)(c)	4,625	4,625
Fillmore Calif Wastewtr. Rev. Participating VRDN Series Floaters XF 24 70, 1.56% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,900	1,900
Foothill-De Anza Cmnty. College District:
Bonds Series WF 11 68C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	900	900
Participating VRDN Series MS 3288, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,725	1,725
Garvey School District Participating VRDN Series Floaters XF 26 60, 1.76% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,370	1,370
Grossmont-Cuyamaca Cmnty. College District Participating VRDN:
Series Floaters XF 06 69, 1.57% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,300	1,300
Series Floaters XF 26 41, 1.56% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,200	3,200
Series Floaters XG 01 88, 1.57% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,000	1,000
Series Floaters ZF 26 61, 1.58% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,000	8,000
Hartnell Cmnty. College District Participating VRDN Series Floaters XF 05 87, 1.58% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	1,000	1,000
Hayward Calif Area Receivables & Pk Di Participating VRDN Series Floaters XF 24 68, 1.58% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000	5,000
Irvine Ranch Wtr. District Ctfs. of Prtn. Participating VRDN Series Floaters ZM 06 35, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,525	1,525
Long Beach Unified School District Participating VRDN:
Series 2017, 1.58% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	23,865	23,865
Series Floaters XF 05 60, 1.56% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,085	4,085
Series Floaters XF 24 58, 1.58% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,500	2,500
Los Angeles Cmnty. College District Participating VRDN Series ROC II R 11773, 1.52% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	23,265	23,265
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Participating VRDN Series Floaters XF 25 32, 1.52% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	1,970	1,970
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series ZF 01 84, 1.59% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,600	1,600
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series 16 XL0005, 1.54% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,405	5,405
Series Floaters XM 04 27, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Series ROC II R 11842, 1.52% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	6,750	6,750
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series 16 XM 02 47, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,665	6,665
Series 16 XM 02 53, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,665	6,665
Series EGL 17 0007, 1.57% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	12,700	12,700
Series Floaters XF 05 56, 1.56% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,000	4,000
Series Floaters XF 05 70, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,300	3,300
Series Floaters XF 25 54, 1.52% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	4,800	4,800
Series Floaters XF 25 62, 1.52% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,665	3,665
Series Floaters XM 03 79, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,370	5,370
Series MS 3345, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,060	3,060
Series Putters 0039, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750	3,750
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series 0018, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Series 15 XF2168, 1.52% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	5,710	5,710
Series Floaters XG 01 21, 1.58% 9/7/18 (Liquidity Facility Bank of America NA) (a)(c)	3,000	3,000
Series Floaters YX 10 85, 1.54% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,500	7,500
Series Floaters ZM 04 68, 1.56% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,415	7,415
Series MS 3397, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,200	1,200
Series ROC 14087, 1.52% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	7,200	7,200
Los Angeles Unified School District Participating VRDN:
Series Floaters XF 25 75, 1.52% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
Series Floaters YX 10 87, 1.54% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	11,250	11,250
Series Floaters ZM 05 90, 1.58% 9/7/18 (Liquidity Facility Bank of America NA) (a)(c)	1,000	1,000
Series Floaters ZM 05 91, 1.58% 9/7/18 (Liquidity Facility Bank of America NA) (a)(c)	1,500	1,500
Series Floaters ZM 06 01, 1.58% 9/7/18 (Liquidity Facility Bank of America NA) (a)(c)	1,570	1,570
Los Angeles Wastewtr. Sys. Rev.:
Bonds Series Floaters G 26, 1.71%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,000	5,000
Participating VRDN:
Series 15 ZF0243, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,430	5,430
Series 16 ZF0313, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,935	4,935
Series 2015 ZF 0242, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,100	2,100
Series ROC II R 14059, 1.52% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Lucia Mar Unified School District Participating VRDN Series 2017, 1.56% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,700	1,700
Lucile Salter Packrd Chil Hosp. Participating VRDN Series Floaters XG 01 48, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,555	6,555
Marin Pub. Fing. Auth. Rev. Sausalito-Marin San. District Participating VRDN Series 2017 XF 2436, 1.58% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,315	6,315
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	1,045	1,045
Oakland Gen. Oblig. Participating VRDN Series Solar 0046, SIFMA Municipal Swap Index + 0.030% 1.35% 9/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	2,490	2,490
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series Floaters 16 XG0022, 1.52% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	10,125	10,125
Oxnard School District Participating VRDN Series Floaters G8, 1.56% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,000	3,000
Palmdale Calif School District Participating VRDN Series Floaters XF 24 43, 1.58% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,125	7,125
Palomar Cmnty. Clge District Participating VRDN Series Floaters XF 25 65, 1.52% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,885	2,885
Riverside County Trans. Commission Sales Tax Rev. Participating VRDN Series Floaters XF 22 97, 1.56% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	1,775	1,775
Sacramento Area Flood Cont. Agcy. Participating VRDN:
Series Floaters XM 04 55, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,100	1,100
Series Floaters YX 10 37, 1.54% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,540	4,540
Series Floaters ZM 04 57, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,330	6,330
Series Floaters ZM 04 58, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,845	10,845
San Diego Cmnty. College District Participating VRDN:
Series XM 0149, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,650	1,650
Series XM 02 90, 1.56% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,700	5,700
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series 15 XF0098, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	25,265	25,265
San Diego Unified School District Participating VRDN:
Series Floaters XF 25 79, 1.51% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
Series Floaters XM 05 64, 1.56% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,500	2,500
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 1.52% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	5,000	5,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Floaters XF 24 49 1.52% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,500	2,500
Series floaters XX 10 51, 1.54% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,330	3,330
San Francisco City & County Gen. Oblig. Participating VRDN Series EGL 17 0008, 1.57% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	11,455	11,455
San Francisco Pub. Utils. Commission Wtr. Rev. Participating VRDN Series Floaters XF 06 07, 1.56% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,330	3,330
San Jose Unified School District Santa Clara County Participating VRDN Series Floaters XF 25 34, 1.52% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,740	2,740
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 0048, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,050	10,050
San Rafael Calif City High School Participating VRDN Series Floaters XF 06 74, 1.57% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,600	1,600
Sanger Unified School District Participating VRDN Series Floaters XF 24 63, 1.58% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	10,705	10,705
Santa Clara County Gen. Oblig. Participating VRDN:
Series Floaters XF 06 46, 1.56% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,985	2,985
Series ZM 06 40, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Santa Monica Cmnty. College District Gen. Oblig. Participating VRDN:
Series Floaters XF 25 60, 1.52% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,650	2,650
Series Floaters ZF 06 30, 1.56% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	5,000	5,000
Solano Cmnty. Clge District Participating VRDN Series Floaters XF 24 59, 1.58% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,145	3,145
South San Francisco Calif District Participating VRDN Series 2016, SIFMA Municipal Swap Index + 0.030% 1.35% 9/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	6,490	6,490
The Regents of the Univ. of California Participating VRDN:
Series XM 03 58, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,000	3,000
Series XM 03 63, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,000	6,000
The Regents of the Univ. of California Gen. Rev. Participating VRDN Series Floaters XM 03 90, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Trustees of the California State Univ. Participating VRDN Series ZM 00 90, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,580	3,580
Univ. of California Regents Med. Ctr. Pool Rev. Participating VRDN Series 2018 Floaters XX 10 92, 1.54% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,125	1,125
Univ. of California Revs. Participating VRDN:
Series 15 ZF0177, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,810	3,810
Series 15 ZF0178, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Series 16 XL0001, 1.54% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,250	10,250
Series 2015 ZF0186, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Series 2015 ZF0187, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,605	4,605
Series Floaters XF 05 24, 1.56% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	6,150	6,150
Series Floaters XF 06 32, 1.56% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	5,200	5,200
Series Floaters XM 04 13, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,255	6,255
Series Floaters XM 04 34, 1.54% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,500	1,500
Series Floaters YX 10 83, 1.54% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,895	6,895
Series Floaters ZF 05 32, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,000	10,000
Series Floaters ZF 06 27, 1.56% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,500	2,500
Series Floaters ZF 06 28, 1.56% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,500	2,500
Series Floaters ZF 26 70, 1.58% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	25,000	25,000
Series MS 3066, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,300	2,300
		1,158,812
Connecticut - 0.2%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,700	2,700
Series Floaters 016, SIFMA Municipal Swap Index + 0.040% 1.6% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	2,500	2,500
		5,200
Florida - 0.3%
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,195	8,195
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 11/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	500	500
		8,695
Illinois - 0.2%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.6% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,905	4,905
		5,905
Montana - 0.3%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,400	8,400
Ohio - 0.1%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,090	1,090
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,600	1,600
		2,690
Pennsylvania - 0.2%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,400	2,400
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.73%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	1,400	1,400
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.002% x SIFMA Municipal Swap Index 1.76%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	800	800
		4,600
Texas - 0.2%
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters 011, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	500	500
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,900	2,900
		3,400
TOTAL TENDER OPTION BOND
(Cost $1,197,702)		1,197,702

Other Municipal Security - 30.2%
California - 29.4%
Alameda County Joint Powers Auth. Lease Rev. Series 10A, 1.3% 9/18/18, LOC Fed. Home Ln. Bank, San Francisco, CP	5,000	5,000
California Edl. Facilities Auth. Rev. Series 2018:
1.6% 3/29/19, CP	39,000	39,000
1.63% 10/2/18, CP	16,300	16,300
1.63% 12/5/18, CP	10,900	10,900
California Gen. Oblig.:
Bonds Series 2016, 5%	875	875
Series 11A5:
1.49% 9/13/18, LOC U.S. Bank NA, Cincinnati, CP	8,100	8,100
1.5% 9/6/18, LOC U.S. Bank NA, Cincinnati, CP	14,400	14,400
Series A1:
1.25% 9/12/18, LOC Wells Fargo Bank NA, CP	6,500	6,500
1.45% 9/4/18, LOC Wells Fargo Bank NA, CP	18,500	18,500
1.62% 9/21/18, LOC Wells Fargo Bank NA, CP	13,200	13,200
1.62% 11/1/18, LOC Wells Fargo Bank NA, CP	10,800	10,800
Series A3, 1.3% 9/6/18, LOC MUFG Union Bank NA, CP	7,850	7,850
Series A4:
1.5% 9/13/18, LOC Toronto-Dominion Bank, CP	10,800	10,800
1.64% 11/20/18, LOC Toronto-Dominion Bank, CP	5,830	5,830
Series A6:
1.3% 9/6/18, LOC Bank of America NA, CP	8,195	8,195
1.43% 9/5/18, LOC Bank of America NA, CP	7,375	7,375
1.66% 11/1/18, LOC Bank of America NA, CP	13,000	13,000
Series A7, 1.7% 11/15/18, LOC Mizuho Corporate Bank Ltd., CP	9,700	9,700
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.):
Series 2008 B2, 1.42%, tender 11/5/18 (a)	15,500	15,500
Series 2012 C, SIFMA Municipal Swap Index + 0.250% 1.81%, tender 3/29/19 (a)(e)	8,100	8,100
California State Univ. Rev. Series A:
1.3% 10/2/18, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	2,900	2,900
1.3% 10/2/18, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	16,519	16,519
1.3% 10/2/18, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	39,342	39,342
1.3% 10/2/18, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	100	100
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.66%, tender 9/4/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	20,510	20,510
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 1.66%, tender 9/4/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	16,605	16,605
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series A1:
1.21% 9/4/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	19,800	19,800
1.29% 9/6/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	6,400	6,400
1.32% 10/3/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	6,050	6,050
1.37% 9/5/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	8,300	8,300
1.42% 9/6/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	5,600	5,600
1.43% 9/5/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	8,100	8,100
1.5% 10/3/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	6,300	6,300
1.53% 11/5/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	6,300	6,300
Series A2:
1.21% 9/4/18 (Liquidity Facility Bank of America NA), CP	23,500	23,500
1.3% 9/4/18 (Liquidity Facility Bank of America NA), CP	22,000	22,000
1.43% 9/5/18 (Liquidity Facility Bank of America NA), CP	18,200	18,200
1.43% 10/1/18 (Liquidity Facility Bank of America NA), CP	6,200	6,200
1.55% 10/2/18 (Liquidity Facility Bank of America NA), CP	8,000	8,000
Long Beach Hbr. Rev. Bonds Series 2014 C, 5% 11/15/18	13,200	13,296
Los Angeles County Cap. Asset Leasing Corp. Lease Rev.:
Series A:
1.5% 9/7/18, LOC Bank of The West San Francisco, CP	22,900	22,900
1.7% 9/19/18, LOC Bank of The West San Francisco, CP	16,620	16,620
Series B, 1.51% 9/24/18, LOC U.S. Bank NA, Cincinnati, CP	7,700	7,700
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series ATE, 1.55% 10/2/18, LOC Citibank NA, CP	8,866	8,866
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2018:
1.25% 9/18/18 (Liquidity Facility Royal Bank of Canada), CP	51,500	51,500
1.53% 11/5/18 (Liquidity Facility Royal Bank of Canada), CP	11,180	11,180
1.53% 11/7/18 (Liquidity Facility Royal Bank of Canada), CP	16,400	16,400
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 09A2:
1.3% 9/5/18, LOC Bank of America NA, CP	5,300	5,300
1.59% 11/6/18, LOC Bank of America NA, CP	3,400	3,400
Series 11A3:
1.45% 9/5/18, LOC Bank of The West San Francisco, CP	16,300	16,300
1.64% 9/13/18, LOC Bank of The West San Francisco, CP	3,500	3,500
Series 13A4:
1.59% 11/1/18, LOC U.S. Bank NA, Cincinnati, CP	12,600	12,600
1.59% 11/6/18, LOC U.S. Bank NA, Cincinnati, CP	6,900	6,900
1.66% 11/5/18, LOC U.S. Bank NA, Cincinnati, CP	2,700	2,700
Series A1:
1.3% 9/5/18, LOC Wells Fargo Bank NA, CP	5,000	5,000
1.59% 11/1/18, LOC Wells Fargo Bank NA, CP	6,600	6,600
1.66% 11/1/18, LOC Wells Fargo Bank NA, CP	5,400	5,400
1.68% 11/6/18, LOC Wells Fargo Bank NA, CP	2,000	2,000
1.68% 11/6/18, LOC Wells Fargo Bank NA, CP	1,100	1,100
Los Angeles Wastewtr. Sys. Rev. Series A2, 1.53% 9/6/18, LOC Sumitomo Mitsui Banking Corp., CP	13,300	13,300
Sacramento Muni. Util. District Elec. Rev.:
Series K1:
1.46% 9/7/18, LOC State Street Bank & Trust Co., Boston, CP	5,100	5,100
1.68% 11/5/18, LOC State Street Bank & Trust Co., Boston, CP	4,100	4,100
Series L1, 1.55% 10/11/18, LOC Barclays Bank PLC, CP	36,900	36,900
San Francisco City & County Pub. Util. Commission Wastewtr. Rev.:
Series A1, 1.28% 9/25/18, LOC Sumitomo Mitsui Banking Corp., CP	26,000	26,000
Series A2, 1.63% 9/25/18, LOC Bank of America NA, CP	5,200	5,200
San Jose Fin. Auth. Rev. Series 2, 1.5% 9/28/18, LOC U.S. Bank NA, Cincinnati, CP	3,595	3,595
San Jose Int. Arpt. Rev. Series A2, 1.15% 9/12/18, LOC Barclays Bank PLC, CP	4,500	4,500
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 12A, 1.5% 10/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	4,600	4,600
		793,208
Georgia - 0.5%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.66%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	5,600	5,600
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.66%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	7,395	7,395
		12,995
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.73% tender 9/11/18, CP mode	1,700	1,700
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 2018:
1.7% tender 9/24/18, CP mode	2,300	2,300
1.8% tender 10/5/18, CP mode	1,200	1,200
		3,500
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series 90B, 1.6% tender 9/13/18, CP mode	4,100	4,100
TOTAL OTHER MUNICIPAL SECURITY
(Cost $815,503)		815,503
	Shares (000s)	Value (000s)

Investment Company - 9.3%
Fidelity Tax-Free Cash Central Fund, 1.55%(g)
(Cost $251,372)	251,353	251,372
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $2,683,442)		2,683,442
NET OTHER ASSETS (LIABILITIES) - 0.6%		17,325
NET ASSETS - 100%		$2,700,767

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) A portion of the security sold on a delayed delivery basis.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $122,400,000 or 4.5% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$2,400
California Health Facilities Fing. Auth. Bonds Series Floaters G 44, 0.002% x SIFMA Municipal Swap Index 1.71%, tender 11/1/18 (Liquidity Facility Royal Bank of Canada)	8/2/18	$2,500
California Health Facilities Fing. Auth. Participating VRDN Series Floaters 013, 1.71% 10/12/18 (Liquidity Facility Barclays Bank PLC)	6/15/17 - 7/26/18	$10,485
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$8,195
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	6/29/17	$2,700
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters 011, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	6/7/18 - 8/15/18	$500
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.71% 10/12/18 (Liquidity Facility Barclays Bank PLC)	10/5/17 - 8/10/18	$72,485
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$900
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	5/31/18	$2,900
Los Angeles Wastewtr. Sys. Rev. Bonds Series Floaters G 26, 1.71%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada)	7/12/18	$5,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$1,090
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 3/2/18	$8,400
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA)	2/1/17 - 2/1/18	$1,045
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.74% 10/12/18 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 8/6/18	$1,600
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.73%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada)	2/2/18 - 8/3/18	$1,400
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.002% x SIFMA Municipal Swap Index 1.76%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada)	8/2/18	$800

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$1,571
Total	$1,571

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,432,070)	$2,432,070
Fidelity Central Funds (cost $251,372)	251,372
Total Investment in Securities (cost $2,683,442)		$2,683,442
Cash		30
Receivable for securities sold on a delayed delivery basis		5,000
Receivable for fund shares sold		13,370
Dividends receivable		368
Interest receivable		5,740
Receivable from investment adviser for expense reductions		79
Other receivables		1
Total assets		2,708,030
Liabilities
Payable for investments purchased on a delayed delivery basis	$300
Payable for fund shares redeemed	6,042
Distributions payable	350
Accrued management fee	437
Distribution and service plan fees payable	1
Other affiliated payables	133
Total liabilities		7,263
Net Assets		$2,700,767
Net Assets consist of:
Paid in capital		$2,700,710
Undistributed net investment income		1
Accumulated undistributed net realized gain (loss) on investments		56
Net Assets		$2,700,767
California AMT Tax-Free Money Market:
Net Asset Value, offering price and redemption price per share ($568,198 ÷ 568,006 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,130,004 ÷ 2,129,281 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($2,565 ÷ 2,562 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended August 31, 2018 (Unaudited)
Investment Income
Interest		$15,146
Income from Fidelity Central Funds		1,571
Total income		16,717
Expenses
Management fee	$2,406
Transfer agent fees	734
Distribution and service plan fees	3
Independent trustees' fees and expenses	5
Total expenses before reductions	3,148
Expense reductions	(453)
Total expenses after reductions		2,695
Net investment income (loss)		14,022
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	57
Capital gain distributions from Fidelity Central Funds	2
Total net realized gain (loss)		59
Net increase in net assets resulting from operations		$14,081

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,022	$12,583
Net realized gain (loss)	59	50
Net increase in net assets resulting from operations	14,081	12,633
Distributions to shareholders from net investment income	(14,021)	(12,583)
Distributions to shareholders from net realized gain	–	(59)
Total distributions	(14,021)	(12,642)
Share transactions - net increase (decrease)	514,042	988,193
Total increase (decrease) in net assets	514,102	988,184
Net Assets
Beginning of period	2,186,665	1,198,481
End of period	$2,700,767	$2,186,665
Other Information
Undistributed net investment income end of period	$1	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity California AMT Tax-Free Money Market Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.005	.006	.003	–B	–B	–B
Net realized and unrealized gain (loss) B	–	–	–	–	–	–
Total from investment operations	.005	.006	.003	–B	–B	–B
Distributions from net investment income	(.005)	(.006)	(.003)	–B	–B	–B
Distributions from net realized gain	–	–B	–B	–B	–B	–
Total distributions	(.005)	(.006)	(.003)	–B	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.55%	.65%	.28%	.01%	.02%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.30%G	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30%G	.30%	.29%	.06%	.06%	.12%
Expenses net of all reductions	.30%G	.30%	.29%	.06%	.06%	.12%
Net investment income (loss)	1.08%G	.66%	.28%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$568	$465	$319	$283	$317	$348

 A For the year ended February 29.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity California AMT Tax-Free Money Market Fund Institutional Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.007	.003	–B	–B	–B
Net realized and unrealized gain (loss)	–B	–B	.001	–B	–B	–B
Total from investment operations	.006	.007	.004	–B	–B	–B
Distributions from net investment income	(.006)	(.007)	(.003)	–B	–B	–B
Distributions from net realized gain	–	–B	–B	–B	–B	–
Total distributions	(.006)	(.007)	(.004)C	–B	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnD,E	.60%	.75%	.36%	.01%	.02%	.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%H	.20%	.20%	.06%	.06%	.12%
Expenses net of all reductions	.20%H	.20%	.20%	.06%	.06%	.12%
Net investment income (loss)	1.17%H	.76%	.37%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$2,130	$1,719	$879	$405	$476	$514

 A For the year ended February 29.

 B Amount represents less than $.0005 per share.

 C Total distributions of $.004 per share is comprised of distributions from net investment income of $.0034 and distributions from net realized gain of $.0002 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity California AMT Tax-Free Money Market Fund Service Class

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.005	.005	.001	–B	–B	–B
Net realized and unrealized gain (loss) B	–	–	–	–	–	–
Total from investment operations	.005	.005	.001	–B	–B	–B
Distributions from net investment income	(.005)	(.005)	(.001)	–B	–B	–B
Distributions from net realized gain	–	–B	–B	–B	–B	–
Total distributions	(.005)	(.005)	(.001)	–B	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.47%	.49%	.14%	.01%	.02%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.51%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.45%G	.45%	.41%	.06%	.06%	.13%
Expenses net of all reductions	.45%G	.45%	.41%	.06%	.06%	.13%
Net investment income (loss)	.92%G	.51%	.15%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$2,565	$2,833	$75	$78	$142	$140

 A For the year ended February 29.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity California AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers California AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$2,683,442

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for California AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$3	$3

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of California AMT Tax-Free Money Market, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. California AMT Tax-Free Money Market pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Amount
California AMT Tax-Free Money Market	$263
Institutional Class	470
Service Class	1
$734

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $451 and $1, respectively.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018
From net investment income
California AMT Tax-Free Money Market	$2,857	$2,509
Institutional Class	11,151	10,073
Service Class	13	1
Total	$14,021	$12,583
From net realized gain
California AMT Tax-Free Money Market	$–	$13
Institutional Class	–	46
Service Class	–	–(a)
Total	$–	$59

 (a) In the amount of less than five hundred dollars.

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Six months ended August 31, 2018	Year ended February 28, 2018
California AMT Tax-Free Money Market
Shares sold	346,767	394,539
Reinvestment of distributions	2,524	2,196
Shares redeemed	(245,864)	(251,086)
Net increase (decrease)	103,427	145,649
Institutional Class
Shares sold	1,702,554	1,921,543
Reinvestment of distributions	9,640	9,112
Shares redeemed	(1,301,311)	(1,090,866)
Net increase (decrease)	410,883	839,789
Service Class
Shares sold	–	2,896
Reinvestment of distributions	13	1
Shares redeemed	(281)	(142)
Net increase (decrease)	(268)	2,755

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
California AMT Tax-Free Money Market	.30%
Actual		$1,000.00	$1,005.50	$1.52
Hypothetical-C		$1,000.00	$1,023.69	$1.53
Institutional Class	.20%
Actual		$1,000.00	$1,006.00	$1.01
Hypothetical-C		$1,000.00	$1,024.20	$1.02
Service Class	.45%
Actual		$1,000.00	$1,004.70	$2.27
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® California Municipal Money Market Fund Semi-Annual Report August 31, 2018

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 8/31/18
1 - 7	77.8
8 - 30	5.4
31 - 60	9.3
61 - 90	4.7
91 - 180	0.4
> 180	2.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of August 31, 2018
Variable Rate Demand Notes (VRDNs)	29.6%
Tender Option Bond	31.3%
Other Municipal Security	35.9%
Net Other Assets (Liabilities)	3.2%

Current 7-Day Yield

8/31/18
Fidelity® California Municipal Money Market Fund	1.07%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 29.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.6%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.77% 9/7/18, VRDN (a)(b)	$7,161	$7,161
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.68% 9/7/18, VRDN (a)	700	700
West Jefferson Indl. Dev. Series 2008, 1.68% 9/7/18, VRDN (a)	4,800	4,800
		12,661
Arkansas - 0.2%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.77% 9/7/18, VRDN (a)(b)	2,600	2,600
Series 2002, 1.76% 9/7/18, VRDN (a)(b)	1,500	1,500
		4,100
California - 26.4%
Alameda County Indl. Dev. Auth. Rev. (Edward L. Shimmon, Inc. Proj.) Series 1996 A, 1.61% 9/7/18, LOC BNP Paribas SA, VRDN (a)(b)	3,725	3,725
California Fin. Auth. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2007, 1.5% 9/4/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	18,700	18,700
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2004 K, 1.46% 9/7/18, LOC Mizuho Corporate Bank Ltd., VRDN (a)	15,700	15,700
California Hsg. Fin. Agcy. Rev.:
(Multifamily Hsg. Prog.):
Series 2001 G, 1.45% 9/7/18, LOC Citibank NA, VRDN (a)(b)	3,060	3,060
Series 2005 D, 1.5% 9/7/18, LOC Citibank NA, VRDN (a)(b)	4,720	4,720
Series 2005 A, 1.56% 9/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	29,150	29,150
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 1.56% 9/7/18, LOC Bank of America NA, VRDN (a)	22,300	22,300
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthur Made Plastics, Inc. Proj.) Series 2000 A, 1.66% 9/7/18, LOC Bank of America NA, VRDN (a)(b)	500	500
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 1.42% 9/4/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	13,800	13,800
Series 2001 W2, 1.42% 9/4/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	5,500	5,500
Series 2001 W3, 1.42% 9/4/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,100	2,100
(Maple Square Apt. Proj.) Series AA, 1.45% 9/7/18, LOC Citibank NA, VRDN (a)(b)	1,455	1,455
(Terraces at Park Marino Proj.) Series I, 1.53% 9/7/18, LOC Bank of The West San Francisco, VRDN (a)(b)	4,470	4,470
(The Crossings at Elk Grove Apts.) Series H, 1.45% 9/7/18, LOC Citibank NA, VRDN (a)(b)	6,730	6,730
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 1.44% 9/7/18, LOC MUFG Union Bank NA, VRDN (a)(b)	9,100	9,100
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series 2004 D, 1.46% 9/7/18, LOC Citibank NA, VRDN (a)(b)	2,400	2,400
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 1.73% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,030	1,030
Sacramento Hsg. Auth. Multi-family Rev. (Phoenix Park II Apts. Proj.) 1.45% 9/7/18, LOC Citibank NA, VRDN (a)(b)	5,871	5,871
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 1.52% 9/7/18, LOC Bank of America NA, VRDN (a)	17,485	17,485
San Diego Hsg. Auth. Multi-family Hsg. Rev. (Delta Village Apts. Proj.) Series A, 1.52% 9/7/18, LOC Citibank NA, VRDN (a)(b)	5,500	5,500
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Antonia Manor Apts. Proj.) Series 2000 E, 1.49% 9/7/18, LOC Citibank NA, VRDN (a)(b)	850	850
(Mission Creek Cmnty. Proj.) Series B, 1.45% 9/7/18, LOC Citibank NA, VRDN (a)(b)	4,755	4,755
(Ocean Beach Apts. Proj.) Series B, 1.45% 9/7/18, LOC Citibank NA, VRDN (a)(b)	4,535	4,535
San Jose Multi-family Hsg. Rev.:
(Betty Ann Gardens Apts. Proj.) Series 2002 A, 1.55% 9/7/18, LOC Citibank NA, VRDN (a)(b)	5,650	5,650
(El Paseo Apts. Proj.) Series 2002 B, 1.55% 9/7/18, LOC Citibank NA, VRDN (a)(b)	3,945	3,945
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 1.67% 9/7/18, LOC MUFG Union Bank NA, VRDN (a)(b)	9,985	9,985
FHLMC:
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Bristol Apts. Proj.) Series Z, 1.45% 9/7/18, LOC Freddie Mac, VRDN (a)(b)	9,500	9,500
San Diego Hsg. Auth. Multi-family Hsg. Rev. (Villa Nueva Apts. Proj.) Series 2007 F, 1.42% 9/7/18, LOC Freddie Mac, VRDN (a)(b)	22,500	22,500
San Jose Multi-family Hsg. Rev.:
(Las Ventanas Apts. Proj.) Series 2008 B, 1.46% 9/7/18, LOC Freddie Mac, VRDN (a)(b)	20,000	20,000
(Trestles Apts. Proj.) Series 2004 A, 1.45% 9/7/18, LOC Freddie Mac, VRDN (a)(b)	7,325	7,325
(Turnleaf Apts. Proj.) Series 2003 A, 1.58% 9/7/18, LOC Freddie Mac, VRDN (a)(b)	15,090	15,090
FNMA:
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(River Run Sr. Apts. Proj.) Series LL, 1.44% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	13,505	13,505
(Salvation Army S.F. Proj.) 1.43% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	8,355	8,355
(The Belmont Proj.) Series 2005 F, 1.45% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	19,890	19,890
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 1.45% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	11,100	11,100
(Valley Palms Apts. Proj.) Series 2002 C, 1.44% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	25,300	25,300
(Vista Del Monte Proj.) Series QQ, 1.44% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	11,750	11,750
(Wilshire Court Proj.):
Series AAA, 1.45% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	3,100	3,100
Series M, 1.44% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	20,290	20,290
Series 2003 DD, 1.44% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	14,600	14,600
Chula Vista Multi-family Hsg. Rev. (Teresina Apts. Proj.) Series 2006 A, 1.45% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	10,000	10,000
Emeryville Redev. Agcy. Multi-family Hsg. Rev. Series 2002 A, 1.53% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	30,000	30,000
Orange County Apt. Dev. Rev. (Ladera Apts. Proj.) Series 2001 II B, 1.44% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	23,400	23,400
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 1.44% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	13,750	13,750
Sacramento County Hsg. Auth. Multi-family Hsg. Rev. (California Place Apts. Proj.) Series B, 1.45% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	3,655	3,655
Sacramento Hsg. Auth. Multi-family Rev. (Valencia Point Apts. Proj.) Series 2006 I, 1.44% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	4,900	4,900
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 1.44% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	24,615	24,615
(Almaden Lake Village Apt. Assoc. Proj.) Series 1997 A, 1.52% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
(Kennedy Apt. Homes Proj.) Series 2002 K, 1.45% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	7,775	7,775
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 1.51% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	20,695	20,695
(Shaffer Road Apts. Proj.) Series A, 1.49% 9/7/18, LOC Fannie Mae, VRDN (a)(b)	29,925	29,925
		589,036
Indiana - 0.6%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.6% 9/7/18, VRDN (a)(b)	2,750	2,750
Series 2003 B, 1.75% 9/7/18, VRDN (a)(b)	4,170	4,170
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.67% 9/7/18, VRDN (a)	3,675	3,675
Series I, 1.67% 9/7/18, VRDN (a)	2,000	2,000
		12,595
Iowa - 0.5%
Iowa Fin. Auth. Solid Waste Facilities (Mid-American Energy Co. Proj.) Series 2017, 1.63% 9/7/18, VRDN (a)(b)	11,400	11,400
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.65% 9/7/18, VRDN (a)(b)	3,800	3,800
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.73% 9/7/18, VRDN (a)	600	600
Series 2010 B1, 1.73% 9/7/18, VRDN (a)	2,450	2,450
		3,050
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.77% 9/7/18, VRDN (a)(b)	300	300
Nevada - 0.0%
Washoe County Gas Facilities Rev. Series 2016 C, 1.61% 9/7/18, VRDN (a)(b)	500	500
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.76% 9/7/18, VRDN (a)(b)	1,000	1,000
South Carolina - 0.0%
Berkeley County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1995, 1.77% 9/7/18, VRDN (a)(b)	300	300
Series A, 1.73% 9/7/18, VRDN (a)(b)	500	500
		800
Texas - 0.2%
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 1.77% 9/7/18, VRDN (a)(b)	3,450	3,450
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 1.65% 9/7/18 (Total SA Guaranteed), VRDN (a)(b)	1,300	1,300
		4,750
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.73% 9/7/18, VRDN (a)(b)	6,100	6,100
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.72% 9/7/18, VRDN (a)(b)	8,800	8,800
		14,900
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $658,892)		658,892

Tender Option Bond - 31.3%
California - 31.3%
Canada Calif Unified School District Participating VRDN Series Floaters XF 26 42, 1.56% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,800	3,800
Academy of Motion Picture Arts Participating VRDN Series 2017, 1.56% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,495	3,495
Alameda Corridor Trans. Auth. Rev. Participating VRDN Series Floaters XL 00 85, 1.56% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,600	1,600
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series 16 XM 0234, 1.57% 9/7/18 (Liquidity Facility Bank of America NA) (a)(c)	11,720	11,720
California Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 XM 0146, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	12,010	12,010
Series Floaters XF 22 71, 1.54% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	5,800	5,800
Series Floaters XF 23 77, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	12,575	12,575
Series MS 3346, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,330	9,330
Series XF 24 00, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,790	2,790
California Gen. Oblig. Participating VRDN:
Floater Series XF 05 80, 1.56% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	1,600	1,600
Series 15 XF2161, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,220	1,220
Series Floaters XF 10 38, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	30,950	30,950
California Health Facilities Fing. Auth. Participating VRDN:
Series Floaters 013, 1.71% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	14,445	14,445
Series Floaters XF 06 08, 1.56% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,800	3,800
Series Floaters XF 06 22, 1.56% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,490	2,490
Series Floaters XF 06 33, 1.56% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	9,040	9,040
Series Floaters XF 25 95, 1.51% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,600	3,600
Series Floaters XG 01 20, 1.53% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	6,200	6,200
Series Floaters XG 01 25, 1.56% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	13,700	13,700
Series Floaters XG 01 44, 1.54% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,400	4,400
Series Floaters XL 00 45, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,600	1,600
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 15 XF2119, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,995	7,995
Series MS 3239, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)(a)(c)	22,800	22,800
Series MS 3267, 1.59% 9/7/18 (Liquidity Facility Cr. Suisse AG) (a)(c)	27,375	27,375
Series MS 3301, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,330	7,330
California Muni. Fin. Auth. Rev. Participating VRDN Series Floaters XL 00 59, 1.56% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,370	1,370
California St. Univ. Rev. Participating VRDN Series XM 0306, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,600	7,600
California State Univ. Rev. Participating VRDN:
Series Floaters ZF 06 73, 1.58% 9/7/18 (Liquidity Facility Bank of America NA) (a)(c)	1,040	1,040
Series Floaters ZF 26 60, 1.58% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,325	8,325
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floaters 02 144A, 1.59% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	23,910	23,910
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN:
Series 2017:
1.56% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,530	4,530
1.68% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	13,550	13,550
Series Floaters XG 01 82, 1.56% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,900	2,900
Series XF 23 59, 1.56% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,925	5,925
Chaffey Unified High School District Participating VRDN:
Series Floaters XF 05 48, 1.59% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,400	3,400
Series Floaters ZM 05 85, 1.59% 9/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	2,000	2,000
Dept. of Arpts. of the City of LA Participating VRDN Series YX 10 01, 1.59% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,690	4,690
Dept. of Wtr. and Pwr. of Los Angeles Participating VRDN Series XM 03 65, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,500	7,500
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.71% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	58,030	58,030
Dublin Unified School District Bonds Series Solar 0062, SIFMA Municipal Swap Index + 0.030% 1.59%, tender 9/6/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	7,225	7,225
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN:
Series EGL1310, 1.6% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	21,700	21,700
Series MS 3250, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,500	7,500
Eastern Muni. Wtr. District Fing. W Participating VRDN Series Floaters ZM 05 10, 1.53% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,500	2,500
El Camino Hosp. Participating VRDN Series 2017 XF 2415, 1.56% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,575	5,575
Fillmore Calif Wastewtr. Rev. Participating VRDN Series Floaters XF 24 70, 1.56% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,635	3,635
Folsom Cordova Unified School District Participating VRDN Series XF 25 64, 1.52% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,750	3,750
Foothill-De Anza Cmnty. College District:
Bonds Series WF 11 68C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	8,800	8,800
Participating VRDN:
Series 15 ZF2116, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,500	7,500
Series MS 3268 X, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000	5,000
Series MS 3288, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,400	8,400
Series ROC II R 14066, 1.54% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,500	3,500
Fremont Union High School District, Santa Clara Participating VRDN Series Floaters XF 06 47, 1.56% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,425	3,425
Garvey School District Participating VRDN Series Floaters XF 26 60, 1.76% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,900	2,900
Grossmont Healthcare District Participating VRDN Series MS 3253, 1.59% 9/7/18 (Liquidity Facility Cr. Suisse AG) (a)(c)	14,375	14,375
Grossmont-Cuyamaca Cmnty. College District Participating VRDN:
Series Floaters XF 06 69, 1.57% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,200	1,200
Series Floaters XF 26 41, 1.56% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,800	2,800
Series Floaters XG 01 88, 1.57% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,000	1,000
Series Floaters ZF 26 61, 1.58% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,110	7,110
Hartnell Cmnty. College District Participating VRDN Series Floaters XF 05 87, 1.58% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	1,500	1,500
Irvine Ranch Wtr. District Ctfs. of Prtn. Participating VRDN Series Floaters ZM 06 35, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,700	1,700
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series ZF 01 84, 1.59% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,645	4,645
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series Floaters XF 25 63, 1.52% 9/7/18 (Liquidity Facility Citibank NA) (a)(b)(c)	6,030	6,030
Series Floaters XX 10 28, 1.59% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	6,835	6,835
Series Floaters ZF 05 81, 1.62% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,360	2,360
Series Floaters ZF 06 13, 1.61% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	2,245	2,245
Series Floaters ZM 05 95, 1.61% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,500	2,500
Series ZM 04 73, 1.62% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,605	2,605
Series ZM 04 87, 1.62% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,470	1,470
1.62% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	7,645	7,645
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series Floaters XM 03 79, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,630	5,630
Series MS 3289, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,335	7,335
Series MS 3345, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	15,475	15,475
Series XG 0110, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,000	2,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series MS 3397, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,770	9,770
Series MS 3403, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,975	8,975
Los Angeles Hbr. Dept. Rev.:
Bonds Series WF 10 40C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	5,400	5,400
Participating VRDN Series 15 ZF0158, 1.64% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,280	5,280
Los Angeles Unified School District Participating VRDN:
Series Floaters XF 25 75, 1.52% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
Series Floaters ZM 05 90, 1.58% 9/7/18 (Liquidity Facility Bank of America NA) (a)(c)	1,175	1,175
Series Floaters ZM 05 91, 1.58% 9/7/18 (Liquidity Facility Bank of America NA) (a)(c)	1,740	1,740
Lucia Mar Unified School District Participating VRDN Series 2017, 1.56% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,700	4,700
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	765	765
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 3030, 1.59% 9/7/18 (Liquidity Facility Cr. Suisse AG) (a)(c)	9,765	9,765
Riverside County Trans. Commission Sales Tax Rev. Participating VRDN Series Floaters XF 22 97, 1.56% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,250	3,250
Sacramento Area Flood Cont. Agcy. Participating VRDN Series Floaters XM 04 55, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,900	3,900
San Diego Cmnty. College District:
Bonds Series WF11 87C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	9,900	9,900
Participating VRDN Series XM 0149, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,300	2,300
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Participating VRDN 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,875	1,875
San Diego Unified School District Participating VRDN Series MS 3330, 1.59% 9/7/18 (Liquidity Facility Cr. Suisse AG) (a)(c)	5,940	5,940
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ZM 06 43, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,655	2,655
San Rafael Calif City High School Participating VRDN Series Floaters XF 06 74, 1.57% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,400	1,400
Santa Monica Cmnty. College District Gen. Oblig. Participating VRDN Series 15 XF2169, 1.53% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)	4,800	4,800
Sonoma County Jr. College District Rev. Participating VRDN Series Floaters G6, 1.56% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,000	5,000
The Regents of the Univ. of California Participating VRDN:
Series XM 03 58, 1.56% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
Series XM 03 66, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,925	8,925
Univ. of California Regents Med. Ctr. Pool Rev. Participating VRDN Series 2018 Floaters XX 10 92, 1.54% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,100	1,100
Univ. of California Revs. Participating VRDN:
Series Floaters XF 06 32, 1.56% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,935	4,935
Series Floaters ZF 06 29, 1.56% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	5,000	5,000
Series Floaters ZM 06 60, 1.57% 9/7/18 (Liquidity Facility Bank of America NA) (a)(c)	1,500	1,500
Series MS 3066, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,021	8,021
Series MS 3396, 1.59% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,830	7,830
Wells Fargo Stage Trs Var States Bonds Series 86C, SIFMA Municipal Swap Index + 0.280% 1.86%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)(d)(e)	12,965	12,965
		697,171
Florida - 0.0%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 11/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	400	400
New Jersey - 0.0%
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN Series Floaters XG 01 78, 1.66% 9/7/18 (Liquidity Facility Bank of America NA) (a)(b)(c)	800	800
TOTAL TENDER OPTION BOND
(Cost $698,371)		698,371

Other Municipal Security - 35.9%
California - 34.8%
California Edl. Facilities Auth. Rev. Series 2018:
1.63% 10/2/18, CP	13,700	13,700
1.63% 12/5/18, CP	9,100	9,100
California Gen. Oblig.:
Series 11A5:
1.49% 9/13/18, LOC U.S. Bank NA, Cincinnati, CP	7,900	7,900
1.5% 9/6/18, LOC U.S. Bank NA, Cincinnati, CP	12,645	12,645
Series A1:
1.25% 9/12/18, LOC Wells Fargo Bank NA, CP	5,750	5,750
1.45% 9/4/18, LOC Wells Fargo Bank NA, CP	16,500	16,500
1.62% 9/21/18, LOC Wells Fargo Bank NA, CP	12,735	12,735
1.62% 11/1/18, LOC Wells Fargo Bank NA, CP	9,220	9,220
Series A3, 1.3% 9/6/18, LOC MUFG Union Bank NA, CP	7,100	7,100
Series A4:
1.5% 9/13/18, LOC Toronto-Dominion Bank, CP	9,200	9,200
1.64% 11/20/18, LOC Toronto-Dominion Bank, CP	4,900	4,900
Series A6:
1.3% 9/6/18, LOC Bank of America NA, CP	7,300	7,300
1.43% 9/5/18, LOC Bank of America NA, CP	6,600	6,600
1.66% 11/1/18, LOC Bank of America NA, CP	11,000	11,000
Series A7, 1.7% 11/15/18, LOC Mizuho Corporate Bank Ltd., CP	8,195	8,195
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, SIFMA Municipal Swap Index + 0.250% 1.81%, tender 3/29/19 (a)(e)	51,900	51,900
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.66%, tender 9/4/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	163,890	163,889
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 1.66%, tender 9/4/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	120,530	120,530
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series A1:
1.29% 9/6/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	5,925	5,925
1.32% 10/3/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	5,600	5,600
1.42% 9/6/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	5,025	5,025
1.43% 9/5/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	7,200	7,200
1.5% 10/3/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	5,670	5,670
1.53% 11/5/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	5,655	5,655
Series A2:
1.43% 9/5/18 (Liquidity Facility Bank of America NA), CP	16,300	16,300
1.43% 10/1/18 (Liquidity Facility Bank of America NA), CP	5,800	5,800
1.55% 10/2/18 (Liquidity Facility Bank of America NA), CP	7,000	7,000
Los Angeles County Cap. Asset Leasing Corp. Lease Rev.:
Series A:
1.5% 9/7/18, LOC Bank of The West San Francisco, CP	20,100	20,100
1.7% 9/19/18, LOC Bank of The West San Francisco, CP	14,100	14,100
Series B, 1.51% 9/24/18, LOC U.S. Bank NA, Cincinnati, CP	7,300	7,300
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series ATE, 1.55% 10/2/18, LOC Citibank NA, CP	7,800	7,800
Los Angeles Dept. Arpt. Rev. Series B3, 1.55% 10/25/18, LOC Wells Fargo Bank NA, CP (b)	3,091	3,091
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2018:
1.25% 9/18/18 (Liquidity Facility Royal Bank of Canada), CP	10,000	10,000
1.53% 11/5/18 (Liquidity Facility Royal Bank of Canada), CP	10,000	10,000
1.53% 11/7/18 (Liquidity Facility Royal Bank of Canada), CP	14,600	14,600
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 09A2:
1.3% 9/5/18, LOC Bank of America NA, CP	4,700	4,700
1.59% 11/6/18, LOC Bank of America NA, CP	3,100	3,100
Series 11A3:
1.45% 9/5/18, LOC Bank of The West San Francisco, CP	14,600	14,600
1.64% 9/13/18, LOC Bank of The West San Francisco, CP	3,000	3,000
Series 13A4:
1.59% 11/1/18, LOC U.S. Bank NA, Cincinnati, CP	11,250	11,250
1.59% 11/6/18, LOC U.S. Bank NA, Cincinnati, CP	6,100	6,100
1.66% 11/5/18, LOC U.S. Bank NA, Cincinnati, CP	2,300	2,300
Series A1:
1.59% 11/1/18, LOC Wells Fargo Bank NA, CP	5,900	5,900
1.66% 11/1/18, LOC Wells Fargo Bank NA, CP	4,600	4,600
1.68% 11/6/18, LOC Wells Fargo Bank NA, CP	900	900
Los Angeles Wastewtr. Sys. Rev. Series A2, 1.53% 9/6/18, LOC Sumitomo Mitsui Banking Corp., CP	11,700	11,700
Sacramento Muni. Util. District Elec. Rev.:
Series K1:
1.46% 9/7/18, LOC State Street Bank & Trust Co., Boston, CP	4,900	4,900
1.68% 11/5/18, LOC State Street Bank & Trust Co., Boston, CP	3,400	3,400
Series L1, 1.55% 10/11/18, LOC Barclays Bank PLC, CP	33,100	33,100
San Francisco City & County Pub. Util. Commission Wastewtr. Rev.:
Series A1, 1.28% 9/25/18, LOC Sumitomo Mitsui Banking Corp., CP	23,400	23,400
Series A2, 1.63% 9/25/18, LOC Bank of America NA, CP	4,400	4,400
San Jose Fin. Auth. Rev. Series 1, 1.5% 9/28/18, LOC State Street Bank & Trust Co., Boston, CP	3,595	3,595
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 12A, 1.5% 10/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	4,400	4,400
		774,675
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.73% tender 9/11/18, CP mode	1,500	1,500
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 2018:
1.7% tender 9/24/18, CP mode	2,000	2,000
1.8% tender 10/5/18, CP mode	1,000	1,000
		3,000
New Hampshire - 0.9%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 90A:
1.8% tender 9/27/18, CP mode (b)	8,500	8,500
1.85% tender 10/5/18, CP mode (b)	2,500	2,500
Series 90B, 1.6% tender 9/13/18, CP mode	3,600	3,600
Series A1, 1.75% tender 9/6/18, CP mode (b)	5,700	5,700
		20,300
TOTAL OTHER MUNICIPAL SECURITY
(Cost $799,475)		799,475
TOTAL INVESTMENT IN SECURITIES - 96.8%
(Cost $2,156,738)		2,156,738
NET OTHER ASSETS (LIABILITIES) - 3.2%		72,422
NET ASSETS - 100%		$2,229,160

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $110,305,000 or 4.9% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
California Health Facilities Fing. Auth. Participating VRDN Series Floaters 013, 1.71% 10/12/18 (Liquidity Facility Barclays Bank PLC)	6/15/17 - 10/16/17	$14,445
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.71% 10/12/18 (Liquidity Facility Barclays Bank PLC)	10/5/17 - 2/1/18	$58,030
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$8,800
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA)	11/24/10	$5,400
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA)	7/31/17 - 2/1/18	$765
San Diego Cmnty. College District Bonds Series WF11 87C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA)	2/6/13	$9,900
Wells Fargo Stage Trs Var States Bonds Series 86C, SIFMA Municipal Swap Index + 0.280% 1.86%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA)	9/15/16	$12,965

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$451
Total	$451

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,156,738)		$2,156,738
Cash		62
Receivable for investments sold		68,435
Receivable for fund shares sold		5,413
Interest receivable		4,004
Distributions receivable from Fidelity Central Funds		49
Prepaid expenses		6
Total assets		2,234,707
Liabilities
Payable for fund shares redeemed	$4,514
Distributions payable	74
Accrued management fee	669
Other affiliated payables	264
Other payables and accrued expenses	26
Total liabilities		5,547
Net Assets		$2,229,160
Net Assets consist of:
Paid in capital		$2,229,165
Accumulated undistributed net realized gain (loss) on investments		(5)
Net Assets, for 2,226,500 shares outstanding		$2,229,160
Net Asset Value, offering price and redemption price per share ($2,229,160 ÷ 2,226,500 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended August 31, 2018 (Unaudited)
Investment Income
Interest		$16,629
Income from Fidelity Central Funds		451
Total income		17,080
Expenses
Management fee	$4,278
Transfer agent fees	1,561
Accounting fees and expenses	113
Custodian fees and expenses	10
Independent trustees' fees and expenses	5
Registration fees	18
Audit	20
Legal	5
Miscellaneous	8
Total expenses before reductions	6,018
Expense reductions	(9)
Total expenses after reductions		6,009
Net investment income (loss)		11,071
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(20)
Fidelity Central Funds	2
Capital gain distributions from Fidelity Central Funds	7
Total net realized gain (loss)		(11)
Net increase in net assets resulting from operations		$11,060

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,071	$14,324
Net realized gain (loss)	(11)	230
Net increase in net assets resulting from operations	11,060	14,554
Distributions to shareholders from net investment income	(11,071)	(14,324)
Distributions to shareholders from net realized gain	–	(411)
Total distributions	(11,071)	(14,735)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	205,443	254,717
Reinvestment of distributions	10,572	14,051
Cost of shares redeemed	(544,098)	(1,261,520)
Net increase (decrease) in net assets and shares resulting from share transactions	(328,083)	(992,752)
Total increase (decrease) in net assets	(328,094)	(992,933)
Net Assets
Beginning of period	2,557,254	3,550,187
End of period	$2,229,160	$2,557,254

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity California Municipal Money Market Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.005	.005	.001	–B	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–	–
Total from investment operations	.005	.005	.001	–B	–B	–B
Distributions from net investment income	(.005)	(.005)	(.001)	–B	–B	–B
Distributions from net realized gain	–	–B	–B	–B	–	–
Total distributions	(.005)	(.005)	(.001)	–B	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.46%	.51%	.15%	.01%	.01%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.49%	.49%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%G	.49%	.42%	.05%	.06%	.11%
Expenses net of all reductions	.50%G	.49%	.42%	.05%	.06%	.11%
Net investment income (loss)	.91%G	.48%	.11%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$2,229	$2,557	$3,550	$6,366	$6,991	$6,766

 A For the year ended February 29.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity California Municipal Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, deferred trustees compensation and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$2,156,738

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .01%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $8.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Actual	.50%	$1,000.00	$1,004.60	$2.53
Hypothetical-C		$1,000.00	$1,022.68	$2.55

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CFS-SANN-1018
1.855639.111

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 24, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 24, 2018